Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 8 – Shareholders’ Equity:

A.	Equity Warrants

During April 2024, certain consultants exercised 359,020 warrants via a cashless exercise mechanism for which they received 355,974 ordinary shares.

As of June 30,2024, the remaining outstanding equity warrants are summarized in the table below:

Issuance date	In connection with	No. of warrants issued	Exercise price per ordinary share	No. of Ordinary shares underlying warrants
2022	Delta Drone Warrants*	111,261	$4.00	111,261
2023	IPO Underwriter Warrants	97,500	$5.00	97,500
2023	IPO Consultant Warrants	144,606	$1.275	144,606

*	Warrants issued as part of the Delta Drone transaction with the Former Parent Company and upon the IPO completion.

B.	Stock-based Compensation

The Company’s Global Share Incentive Plan (2022) (the “Plan”) was adopted by Company’s Board of Directors on March 28, 2022. The Plan provides for the grant of options to purchase Ordinary Shares, restricted share units representing Ordinary Shares and Ordinary Shares (collectively, the “Awards”) to the Company’s employees, officers, directors, advisors and consultants in order to promote a close identity of interests between those individuals and us.

As of June 30, 2024, the total number of Ordinary Shares reserved for issuance under the Plan is 610,156 Ordinary Shares. As of the date of this report, 146,309 Ordinary Shares remain available for future awards under the Plan. Ordinary Shares subject to Awards granted under the Plan that expire, are forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the Plan.

A summary of the stock option activity for the six months ended June 30, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2023	366,171	$1.275
Granted	-	$-
Forfeited	-	$-
Options outstanding as of June 30, 2024	366,171	$1.275
Options exercisable as of June 30, 2024	-	$-

As of June 30, 2024, the weighted-average remaining contractual life of the outstanding options were 4.1 years.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023. The following assumptions were applied in determining the options’ fair value on their grant date:

2023
Risk-free interest rate	4.51%-4.67%
Expected option term (years)	3.8-5
Expected share price volatility	61.1%-66.3%
Dividend yield	-

As of June 30, 2024, the Company had 366,171 unvested options. As of June 30, 2024, the unrecognized compensation cost related to all unvested options of $170,950 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.2 years. The intrinsic value of the options expected to vest as of June 30, 2024 was $0.